Pay vs Performance Disclosure - USD ($)			12 Months Ended
	Jun. 07, 2024	May 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table Total for PEO (b)1	Compensation Actually Paid to PEO (c)1,2	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)1	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)1,2	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (h)	Adjusted ACV (thousands) (i)4
					Total Shareholder Return (f)3	Peer Group Total Shareholder Return (g)3
2024	$32,810,655	$30,613,949	$5,630,356	$2,914,547	$131.01	$218.93	$575,692	$2,556,255
2023	$24,633,791	$47,175,954	$5,954,865	$10,714,267	$140.94	$218.97	$500,412	$2,234,019
2022	$21,872,498	$6,345,680	$4,720,955	$(2,022,048)	$93.85	$148.23	$523,710	$2,120,017
2021	$18,260,634	$30,494,209	$4,325,215	$7,025,221	$155.83	$194.20	$454,627	$1,873,994
2020	$14,089,533	$35,102,268	$4,235,180	$8,449,049	$141.33	$157.00	$433,887	$1,596,385

1
Dr. Gopal served as our principal executive officer (“PEO”) for the full year for each Covered Year. For 2024, our non-PEO NEOs consisted of Rachel Pyles, Shane Emswiler, Walt Hearn, Janet Lee, and Nicole Anasenes. For 2023, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Walt Hearn and Janet Lee. For 2022, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, and Richard Mahoney. For 2021, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, Richard Mahoney, and Maria Shields. For 2020, our non-PEO NEOs consisted of Shane Emswiler, Nicole Anasenes, Richard Mahoney, and Maria Shields.

2
For each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

DR. GOPAL	2024	2023	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$32,810,655	$24,633,791	$21,872,498	$18,260,634	$14,089,533
- aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—	$—	$—
- SCT “Stock Awards” column value	$(29,379,507)	$(21,312,677)	$(18,915,491)	$(15,431,959)	$(12,276,512)
- SCT “Option Awards” column value	$—	$—	$—	$—	$—
+Covered Year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end.	$29,341,638	$28,819,121	$16,469,081	$20,482,912	$13,833,624
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted prior to Covered Year that are outstanding and unvested as of the Covered Year-end	$(3,843,886)	$6,588,156	$(6,589,120)	$1,800,566	$9,433,176
+ vesting date fair value of equity awards granted and vested in the Covered Year	$5,899,902	$4,394,477	$2,891,350	$5,546,687	$2,151,513
+/- change in fair value (from prior year-end to vesting date) of equity awards granted in years prior to Covered Year that vested in the Covered Year	$(4,214,853)	$4,053,086	$(9,382,638)	$(164,631)	$7,870,934
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$—	$—	$—	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$—	$—	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—	$—	$—
Compensation Actually Paid to PEO (column (c))	$30,613,949	$47,175,954	$6,345,680	$30,494,209	$35,102,268
AVERAGE FOR NON-PEO NEOS	2024	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$5,630,356	$5,954,865	$4,720,955	$4,325,215	$4,235,180
- aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—	$—	$—
- SCT “Stock Awards” column value	$(4,778,521)	$(4,950,744)	$(4,010,137)	$(3,330,951)	$(3,650,409)
- SCT “Option Awards” column value	$—	$—	$—	$—	$—
+ Covered Year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	$3,001,225	$6,807,856	$2,544,158	$4,278,023	$3,867,188
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted prior to the Covered Year that are outstanding and unvested as of the Covered Year-end	$(476,082)	$1,403,109	$(1,050,107)	$468,892	$2,369,501
+ vesting date fair value of equity awards granted and vested in the Covered Year*	$2,193,684	$762,592	$271,789	$1,262,004	$499,861
+/- change in fair value (from prior year-end to vesting date) of equity awards granted in years prior to Covered Year that vested in the Covered Year**	$(647,640)	$736,589	$(1,430,535)	$22,038	$1,127,728
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$(2,008,475)***	$—	$(3,068,171)****	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$—	$—	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,914,547	$10,714,267	$(2,022,048)	$7,025,221	$8,449,049

*
Includes the value of RSUs granted to each of Ms. Pyles and Mr. Hearn that were granted in 2024 and accelerated in 2024. See “280G Equity Acceleration.”

**
Includes the value of RSUs granted to each of Ms. Pyles and Mr. Hearn that were granted prior to 2024 and accelerated in 2024. See “280G Equity Acceleration.”

***
The awards valued at $2,008,475 belonged to Ms. Anasenes and failed to vest due to her voluntary departure from the Company on June 7, 2024.

****
The awards valued at $3,068,171 belonged to Mr. Mahoney and failed to vest due to his voluntary departure from the Company on May 5, 2022.

3
For each of the Covered Years, total stockholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total stockholder return based on a deemed fixed investment of  $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, we used our industry peer group of seven companies (Autodesk, Inc., PTC, Inc., Cadence Design Systems, Inc., Synopsys, Inc., Altair Engineering, Inc., Aspen Technology, Inc., and Dassault Systemes SE). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

4
For a description of how adjusted ACV is calculated for each of the Covered Years, see the section titled “Performance Metrics for Regular Cycle 2023 PSU Awards” in this proxy statement.

Company Selected Measure Name			Adjusted ACV
Named Executive Officers, Footnote
1
Dr. Gopal served as our principal executive officer (“PEO”) for the full year for each Covered Year. For 2024, our non-PEO NEOs consisted of Rachel Pyles, Shane Emswiler, Walt Hearn, Janet Lee, and Nicole Anasenes. For 2023, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Walt Hearn and Janet Lee. For 2022, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, and Richard Mahoney. For 2021, our non-PEO NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, Richard Mahoney, and Maria Shields. For 2020, our non-PEO NEOs consisted of Shane Emswiler, Nicole Anasenes, Richard Mahoney, and Maria Shields.

Peer Group Issuers, Footnote
3
For each of the Covered Years, total stockholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total stockholder return based on a deemed fixed investment of  $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, we used our industry peer group of seven companies (Autodesk, Inc., PTC, Inc., Cadence Design Systems, Inc., Synopsys, Inc., Altair Engineering, Inc., Aspen Technology, Inc., and Dassault Systemes SE). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount			$ 32,810,655	$ 24,633,791	$ 21,872,498	$ 18,260,634	$ 14,089,533
PEO Actually Paid Compensation Amount			$ 30,613,949	47,175,954	6,345,680	30,494,209	35,102,268
Adjustment To PEO Compensation, Footnote
2
For each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

DR. GOPAL	2024	2023	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$32,810,655	$24,633,791	$21,872,498	$18,260,634	$14,089,533
- aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—	$—	$—
- SCT “Stock Awards” column value	$(29,379,507)	$(21,312,677)	$(18,915,491)	$(15,431,959)	$(12,276,512)
- SCT “Option Awards” column value	$—	$—	$—	$—	$—
+Covered Year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end.	$29,341,638	$28,819,121	$16,469,081	$20,482,912	$13,833,624
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted prior to Covered Year that are outstanding and unvested as of the Covered Year-end	$(3,843,886)	$6,588,156	$(6,589,120)	$1,800,566	$9,433,176
+ vesting date fair value of equity awards granted and vested in the Covered Year	$5,899,902	$4,394,477	$2,891,350	$5,546,687	$2,151,513
+/- change in fair value (from prior year-end to vesting date) of equity awards granted in years prior to Covered Year that vested in the Covered Year	$(4,214,853)	$4,053,086	$(9,382,638)	$(164,631)	$7,870,934
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$—	$—	$—	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$—	$—	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—	$—	$—
Compensation Actually Paid to PEO (column (c))	$30,613,949	$47,175,954	$6,345,680	$30,494,209	$35,102,268

Non-PEO NEO Average Total Compensation Amount			$ 5,630,356	5,954,865	4,720,955	4,325,215	4,235,180
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,914,547	10,714,267	(2,022,048)	7,025,221	8,449,049
Adjustment to Non-PEO NEO Compensation Footnote
2
For each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
AVERAGE FOR NON-PEO NEOS	2024	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$5,630,356	$5,954,865	$4,720,955	$4,325,215	$4,235,180
- aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—	$—	$—
- SCT “Stock Awards” column value	$(4,778,521)	$(4,950,744)	$(4,010,137)	$(3,330,951)	$(3,650,409)
- SCT “Option Awards” column value	$—	$—	$—	$—	$—
+ Covered Year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	$3,001,225	$6,807,856	$2,544,158	$4,278,023	$3,867,188
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted prior to the Covered Year that are outstanding and unvested as of the Covered Year-end	$(476,082)	$1,403,109	$(1,050,107)	$468,892	$2,369,501
+ vesting date fair value of equity awards granted and vested in the Covered Year*	$2,193,684	$762,592	$271,789	$1,262,004	$499,861
+/- change in fair value (from prior year-end to vesting date) of equity awards granted in years prior to Covered Year that vested in the Covered Year**	$(647,640)	$736,589	$(1,430,535)	$22,038	$1,127,728
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$(2,008,475)***	$—	$(3,068,171)****	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$—	$—	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,914,547	$10,714,267	$(2,022,048)	$7,025,221	$8,449,049

*
Includes the value of RSUs granted to each of Ms. Pyles and Mr. Hearn that were granted in 2024 and accelerated in 2024. See “280G Equity Acceleration.”
**
Includes the value of RSUs granted to each of Ms. Pyles and Mr. Hearn that were granted prior to 2024 and accelerated in 2024. See “280G Equity Acceleration.”
***
The awards valued at $2,008,475 belonged to Ms. Anasenes and failed to vest due to her voluntary departure from the Company on June 7, 2024.
****
The awards valued at $3,068,171 belonged to Mr. Mahoney and failed to vest due to his voluntary departure from the Company on May 5, 2022.

Compensation Actually Paid vs. Total Shareholder Return			CAP vs TSR 2020-2024
Compensation Actually Paid vs. Net Income			CAP vs Net Income 2020-2024
Compensation Actually Paid vs. Company Selected Measure			CAP vs ACV 2020-2024
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the five financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2024 to our performance.
Adjusted ACV
Adjusted unlevered operating cash flow
Revenue
Non-GAAP operating income
Relative total shareholder return

Total Shareholder Return Amount			$ 131.01	140.94	93.85	155.83	141.33
Peer Group Total Shareholder Return Amount			218.93	218.97	148.23	194.2	157
Net Income (Loss)			$ 575,692,000	$ 500,412,000	$ 523,710,000	$ 454,627,000	$ 433,887,000
Company Selected Measure Amount			2,556,255,000	2,234,019,000	2,120,017,000	1,873,994,000	1,596,385,000
PEO Name			Dr. Gopal
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted ACV
Non-GAAP Measure Description			4 For a description of how adjusted ACV is calculated for each of the Covered Years, see the section titled “Performance Metrics for Regular Cycle 2023 PSU Awards” in this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted unlevered operating cash flow
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Non-GAAP operating income
Measure:: 5
Pay vs Performance Disclosure
Name			Relative total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,379,507)	(21,312,677)	(18,915,491)	(15,431,959)	(12,276,512)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,341,638	28,819,121	16,469,081	20,482,912	13,833,624
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,843,886)	6,588,156	(6,589,120)	1,800,566	9,433,176
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,899,902	4,394,477	2,891,350	5,546,687	2,151,513
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,214,853)	4,053,086	(9,382,638)	(164,631)	7,870,934
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,778,521)	(4,950,744)	(4,010,137)	(3,330,951)	(3,650,409)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,001,225	6,807,856	2,544,158	4,278,023	3,867,188
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(476,082)	1,403,109	(1,050,107)	468,892	2,369,501
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(647,640)	736,589	(1,430,535)	22,038	1,127,728
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,008,475)	$ (3,068,171)	(2,008,475)		(3,068,171)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,193,684	$ 762,592	$ 271,789	$ 1,262,004	$ 499,861